Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	$ 2,958,138	$ 2,958,183	$ 2,955,277
Less: accumulated depreciation	(132,969)	(96,597)	(41,768)
Property, plant and equipment, net	2,825,169	2,861,586	2,913,509
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	354,267	354,267	354,267
Building and leasehold land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	1,792,352	1,792,352	1,792,352
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	807,648	807,648	807,648
Computer and accessories [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	$ 3,871	$ 3,916	$ 1,010